TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
Trade Payables And Accrued Liabilities
SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES
	March 31, 2023	December 31, 2022

Amounts due to related parties (note 11)	181,341	43,235
Trade payables	3,509,904	3,660,519
Accrued liabilities	608,426	321,962
	4,299,671	4,025,716